Vessels, Net - Acquisition of Vessels (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Feb. 11, 2015 USD ($)	Jan. 08, 2015 USD ($)
Significant Acquisitions And Disposals [Line Items]
Cash consideration	$ 29,397	$ 203,493
Nave Sextans
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jan. 08, 2015
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost				$ 33,373
Nave Velocity
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Feb. 11, 2015
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost			$ 39,233